EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated July 17, 2015, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-15-051715) to the definitive version of the Registrant’s Prospectus regarding the Class Y Shares of the Ultra Short Duration Bond Fund, dated June 26, 2015, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on June 26, 2015 (SEC Accession No. 0001104659-15-048076).